Document and Entity Information	3 Months Ended
Mar. 29, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	H.J. Heinz Holding Corp
Entity Central Index Key	0001637459
Document Type	S-4
Document Period End Date	Mar. 29, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--01-03
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	851,083,950